Interim Condensed Consolidated Balance Sheets	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash	¥ 30,143,886	$ 4,210,863	¥ 36,996,422
Restricted cash			103,489
Accounts receivable, net	67,987,919	9,497,377	38,696,583
Contract assets	3,551,078	496,058	3,441,959
Prepaid expenses and other current assets, net	28,631,047	3,999,531	33,915,774
Loan receivable - related parties	935,906	130,739
Total current assets	143,120,423	19,992,795	140,373,576
Non-current assets
Long term investments	20,770,979	2,901,542	20,633,148
Property and equipment, net	16,582,800	2,316,486	15,657,880
Intangible asset, net	2,220,901	310,242	2,086,712
Operating right-of-use assets, net	2,232,626	311,880	1,881,535
Deferred offering costs	110,958	15,500
Deferred tax assets, net	4,365,138	609,775	3,733,020
Total non-current assets	46,283,402	6,465,425	43,992,295
TOTAL ASSETS	189,403,825	26,458,220	184,365,871
Current liabilities
Short-term borrowings	14,253,311	1,991,075	10,497,682
Current maturities of a long-term borrowing	40,000	5,588
Accounts payable - third parties	40,290,919	5,628,321	44,452,581
Contract liabilities	10,039,099	1,402,383	4,080,621
Accrued expenses and other current liabilities	5,691,843	795,106	12,084,446
Other payable - shareholders			613,820
Taxes payable	11,506,860	1,607,418	11,698,309
Operating lease liabilities - current	1,151,799	160,897	812,669
Total current liabilities	95,372,691	13,322,812	96,161,922
Non-current liabilities
Long-term borrowings	3,960,000	553,181
Operating lease liabilities – non-current	1,647,201	230,101	1,898,004
Other payables - shareholders -non-current	6,937,500	969,114	6,937,500
Total non-current liabilities	12,544,701	1,752,396	8,835,504
Total liabilities	107,917,392	15,075,208	104,997,426
Commitments and contingencies
Shareholders’ equity
Additional paid in capital	217,527,305	30,386,850	217,527,319
Statutory reserves	446,895	62,428	434,047
Accumulated deficit	(125,179,254)	(17,486,555)	(126,955,513)
Accumulated other comprehensive loss	(1,172,408)	(163,776)	(812,156)
Total Jayud Global Logistics Limited shareholders’ equity	91,688,388	12,808,145	90,259,533
Non-controlling interests	(10,201,955)	(1,425,133)	(10,891,088)
Total shareholders’ equity	81,486,433	11,383,012	79,368,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	189,403,825	26,458,220	184,365,871
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	62,482	8,728	62,468
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	3,368	470	3,368
Related Party
Current assets
Accounts receivable - related parties	451,609	63,086	249,925
Prepaid expenses and other current assets - related parties			6,696,004
Other receivable - related parties	11,418,978	1,595,141	20,273,420
Current liabilities
Loans payable - related parties	40,000	5,588	2,233,700
Loans payable - shareholders			8,655,800
Accounts payable - related parties	11,730,867	1,638,710	242,734
Other payable - related parties	¥ 627,993	$ 87,726	¥ 789,560